EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 18, 2018 (Accession No. 0001193125-18-195475), to the Summary Prospectus and Prospectus dated April 1, 2018, for Cohen & Steers MLP & Energy Opportunity Fund, Inc.